Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2017
Total cost		$ 97,318	$ 12,900
Accumulated depreciation		1,612	245
Net property and equipment	$ 97,434	95,706	12,655
Leasehold improvements [Member]
Total cost		47,129
Furniture and fixtures [Member]
Total cost		27,488	11,057
Computer equipment and software [Member]
Total cost		$ 22,701	$ 1,843